Goodwill and Other Intangible Assets, net (Movement in Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Beginning Balance	$ 9,928	$ 10,161
Changes due to:
Acquisitions		3
Currency	(28)	(236)
Ending Balance	9,900	9,928
European Union [Member]
Goodwill [Roll Forward]
Beginning Balance	1,392	1,443
Changes due to:
Acquisitions		0
Currency	56	(51)
Ending Balance	1,448	1,392
Eastern Europe, Middle East & Africa [Member]
Goodwill [Roll Forward]
Beginning Balance	666	702
Changes due to:
Acquisitions		1
Currency	(29)	(37)
Ending Balance	637	666
Asia [Member]
Goodwill [Roll Forward]
Beginning Balance	4,966	5,004
Changes due to:
Acquisitions		1
Currency	(175)	(39)
Ending Balance	4,791	4,966
Latin America & Canada [Member]
Goodwill [Roll Forward]
Beginning Balance	2,904	3,012
Changes due to:
Acquisitions		1
Currency	120	(109)
Ending Balance	$ 3,024	$ 2,904